EARNINGS PER SHARE (EPS) - Diluted (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Allocated net income available to Common and Preferred shareholders
Net income	R$ 7,501,565	R$ 11,425,512	R$ 15,494,111
Common shares
Allocated net income available to Common and Preferred shareholders
Net income	2,576,016	3,922,039	5,198,011
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	(16,489)	(20,898)	(26,192)
Net income available to owners of parent including effects of dilutive shares	R$ 2,559,527	R$ 3,901,141	R$ 5,171,819
Outstanding shares
Weighted-average number of shares outstanding	600,526,442	600,526,442	571,929,945
Diluted earnings per share - (R$)	R$ 4.26	R$ 6.50	R$ 9.04
Preferred shares
Allocated net income available to Common and Preferred shareholders
Net income	R$ 4,925,549	R$ 7,503,473	R$ 10,296,100
Adjustment to net income allocated to preferred shareholders in respect to the potential increase in number of preferred shares outstanding, as a result of long-term incentive plans of Gerdau.	16,037	20,898	26,192
Net income available to owners of parent including effects of dilutive shares	R$ 4,941,586	R$ 7,524,371	R$ 10,322,292
Outstanding shares
Weighted-average number of shares outstanding	1,148,255,014	1,148,900,801	1,132,865,567
Potential increase in number of preferred shares outstanding in respect of long-term incentive plan of Gerdau	11,159,835	9,371,523	8,633,716
Total	1,159,414,849	1,158,272,324	1,141,499,283
Diluted earnings per share - (R$)	R$ 4.26	R$ 6.50	R$ 9.04